Non-Controlling Interests - Schedule of Amounts Attributable to Non-Controlling Interests (Parenthetical) (Detail) - GBP (£)	Jun. 30, 2020	Dec. 31, 2019
Disclosure of noncontrolling interests [line items]
Derivative notional	£ 226,541,000,000	£ 205,911,000,000
300m Step-up Callable Perpetual Reserve Capital Instruments
Disclosure of noncontrolling interests [line items]
Derivative notional	£ 300,000,000	£ 300,000,000